CONTINGENCIES (Details) $ in Millions																						1 Months Ended										3 Months Ended				6 Months Ended				9 Months Ended	12 Months Ended		27 Months Ended
	Jan. 27, 2021 minesite	Jan. 21, 2021	Dec. 31, 2020 USD ($)	Sep. 17, 2020	Jan. 24, 2020 USD ($) Payment	Jan. 01, 2020	Oct. 14, 2019 USD ($)	Sep. 17, 2019	Aug. 28, 2019 USD ($)	Jul. 15, 2019 USD ($)	Oct. 12, 2018 charge	Aug. 06, 2018 defendant	Apr. 11, 2018 minesite	Nov. 27, 2017 defendant	Oct. 19, 2017	Oct. 10, 2017 charge	Aug. 15, 2017 defendant	Dec. 02, 2016 charge	Jun. 08, 2016 claim	Mar. 11, 2016 defendant	Oct. 01, 2014 claim	Nov. 30, 2020	Oct. 31, 2020 USD ($)	Oct. 31, 2019 claim	Sep. 30, 2019 numberOfAffidavits	Jun. 30, 2017	Mar. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Mar. 31, 2011	Feb. 28, 2011	Nov. 30, 2008 individual	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2014 claim	Sep. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 01, 2013 USD ($)	Oct. 06, 2020 minesite	Oct. 02, 2020 USD ($)	Oct. 01, 2020 minesite	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 23, 2019 defendant	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jan. 17, 2018 USD ($)	Dec. 27, 2017 USD ($)	Sep. 14, 2017 investigation	Apr. 06, 2016 USD ($)	May 30, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Number of additional plaintiffs | minesite													3
Dividends paid, classified as financing activities																																									$ 547,000,000	$ 548,000,000
Impairment reversals (note 10)																																									$ (269,000,000)	(1,423,000,000)
Proportion of ownership interest in subsidiary																																									100.00%
Proportion of ownership interests held by non-controlling interests						16.00%
Number Of Installment Payments | Payment					5
Proposed adjustment to Porgera tax liabilities																																													$ 485,000,000		$ 131,000,000
Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in subsidiary																																100.00%	100.00%							63.90%	84.00%
Proportion of ownership interests held by non-controlling interests								36.10%
Payment to resolve tax claim																																																$ 300,000,000
Twiga Minerals Corporation
Disclosure of contingent liabilities [line items]
Dividends paid, classified as financing activities																							$ 250,000,000
Government of Tanzania | Twiga Minerals Corporation
Disclosure of contingent liabilities [line items]
Economic Benefit Shared With Government					5000.00%
Payment to resolve tax claim					$ 100,000,000
Installment Payment To Resolve Outstanding Tax Claims					$ 40,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			$ 0																													$ 0									$ 0
Legal proceedings contingent liability | Canadian Securities Class Actions | Canada
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																																							8
Contingent liabilities, number of claims pursued | claim																					0
Contingent liabilities, number of claims not pursued | claim																					5
Contingent liabilities, number of claims not served | claim																					1
Contingent liabilities, number of claims dismissed | claim																					1
Contingent liabilities, number of claims discontinued | claim																					2
Contingent liabilities, number of claims stayed | claim																					1
Legal proceedings contingent liability | Canadian Securities Class Actions | ONTARIO
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																																							4
Contingent liabilities, number of claims consolidated | claim																					1																		2
Contingent Liabilities, Number of Claims Remaining | claim																								1
Contingent liabilities, number of days appeal was heard																						2 days
Damages sought																																											$ 3,000,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions | ALBERTA
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																																							2
Legal proceedings contingent liability | Canadian Securities Class Actions | SASKATCHEWAN
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																																							1
Legal proceedings contingent liability | Canadian Securities Class Actions | QUEBEC
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																																							1
Legal proceedings contingent liability | Pascua Lama SMA Regulatory Sanctions | Compañía Minera Nevada
Disclosure of contingent liabilities [line items]
Number of claims filed | claim																			2
Contingent liabilities, number of claims discontinued | charge											4
Estimated financial effect of contingent liabilities			0																													0									0																$ 16,000,000
Number of charges in claim | charge											5
Legal proceedings contingent liability | San Juan Provincial Regulatory Sanction | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Administrative fine paid																																																								$ 10,000,000
Legal proceedings contingent liability | Criminal Matters | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			0																													0									0
Number of defendants | defendant																				9
Contingent Liabilities, Number Of Defendants Granted Probation | defendant																																																	8
Number of investigations consolidated | investigation																																																							2
Number of defendants with confirmed indictment | defendant												6		4			8
Legal proceedings contingent liability | Operations and Regulatory Infringement | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Number of charges in claim | charge																		2
Legal proceeding provision																																																						$ 5,600,000
Legal proceedings contingent liability | Veladero Cyanide Leaching Process, Civil Action | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			0																													0									0
Legal proceedings contingent liability | Veladero release of gold-bearing process solution | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Number of charges in claim | charge																2
Legal proceedings contingent liability | Provincial Amparo Action | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			0																													0									0
Legal proceedings contingent liability | Federal Amparo Action | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			0																													0									0
Legal proceedings contingent liability | Perilla Complaint
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			0																													0									0
Number of named individuals in claim | individual																															2
Number of unnamed residents in claim | individual																															200,000
Legal proceedings contingent liability | Writ of Kalikasan
Disclosure of contingent liabilities [line items]
Contingent liabilities, number of affidavits | numberOfAffidavits																									2
Estimated financial effect of contingent liabilities			0																													0									0
Number of service days to return Writ																													10 days	10 days
Contingent liabilities, number of witnesses | minesite	1
Contingent Liabilities, Numbers of days to submit affidavits		15 days
Legal proceedings contingent liability | Veladero Tax Assessment and Criminal Charges [Member] | Minera Andina del Sol SRL
Disclosure of contingent liabilities [line items]
Tax claims related to foreign operations																																	$ 543.0															6,500,000
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			266,000,000																													266,000,000		$ 306,000,000							266,000,000							$ 327,000,000
Tax contingent liability [member] | Tanzanian Revenue Authority Assessment | Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Tax assessment																											$ 190,000,000,000							$ 3,000,000,000
Royalty tax rate																																					6.00%	4.00%
Clearing fee on minerals exported																																						1.00%
Proportion of ownership interests held by non-controlling interests															16.00%
Economic Benefit Shared With Government															5000.00%
Tax contingent liability [member] | Tanzanian Revenue Authority Assessment Related to Withholding Tax | Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Tax assessment																												$ 41,300,000
Tax contingent liability [member] | Tanzanian Revenue Authority Assessment Related To Resident Allegation | Acacia Mining PLC
Disclosure of contingent liabilities [line items]
Tax assessment																												$ 500,700,000
Tax contingent liability [member] | Chilean Internal Revenue Service | Zaldívar
Disclosure of contingent liabilities [line items]
Tax assessment							$ 575,000,000		$ 1,000,000,000
Tax contingent liability [member] | Massawa Senegalese Tax Dispute [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			0																													0									0
Initial proposed adjustments to Massawa tax liabilities			228,000,000																													228,000,000									228,000,000
Adjusted proposed adjustments to Massawa tax liabilities			216,000,000																													216,000,000									216,000,000
Commencement of legal proceeding | Commencement of major litigation | Pascua Lama SMA Regulatory Sanctions | Compañía Minera Nevada
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																																					$ 11,500,000
Impairment (reversals) of long lived assets
Disclosure of contingent liabilities [line items]
Impairment reversals (note 10)																																									(269,000,000)	(1,423,000,000)
Pascua-Lama
Disclosure of contingent liabilities [line items]
Impairment reversals (note 10)																																			$ 429,000,000
Veladero [Member] | Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			$ 0																													0									0
Veladero [Member] | Individual assets
Disclosure of contingent liabilities [line items]
Impairment reversals (note 10)																																									$ 0	$ 3,000,000
Porgera
Disclosure of contingent liabilities [line items]
Number of years of extension of the Porgera special mining lease																										20 years
Estimated remaining life of mine			20 years
Contingent liabilities, number of procedural rulings appealed | minesite																																												2		2
Mali | Randgold
Disclosure of contingent liabilities [line items]
Tax claims related to foreign operations																																																			$ 275,000,000	$ 268,000,000
Taxes recoverable																																																			$ 60,000,000	41,000,000
Fair value of taxes recoverable																																																				$ 0
Tax advances paid to the government										$ 43,000,000
Increase in tax advances accrued										$ 17,000,000
Zaldívar
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture																																									50.00%
Percent of ownership by other parties in joint ventures									50.00%
Zaldívar | Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			$ 0																													$ 0									$ 0
Tethyan Copper Company Pty Limited
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture																																				50.00%
Percent of ownership by other parties in joint ventures																																				50.00%
Funds awarded for damages																																																		$ 5,840,000,000
Compensation for denial of mining lease																																																		4,087,000,000.000
Estimated financial effect of contingent assets																																																		0
Percentage of the ICSID Award provided as LoC on date of decision				25.00%
Contingent Liabilities, Number of days after notification of decision of ICSID Award				30 days
Percentage of the ICSID Award provided as LoC 30 days after notification of decision				50.00%
Contingent liabilities, Number of days to satisfy conditions of the ICSID Award				30 days
Interest compounded on claims																																																		$ 1,753,000,000
Adjustment to interest rate																																																		1.00%
Government of Tanzania
Disclosure of contingent liabilities [line items]
Proportion of ownership interests held by non-controlling interests																																									16.00%
Government of Tanzania | Twiga Minerals Corporation
Disclosure of contingent liabilities [line items]
Dividends paid, classified as financing activities																							$ 40,000,000